Fair Value Measurements - Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities (Details)	Dec. 31, 2021 USD ($)
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	$ 276,115,444
Investment Securities Held-to-Maturity, Fair Value	276,119,979
U.S. Money Market
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	979
Investment Securities Held-to-Maturity, Fair Value	979
U.S. Treasury Securities
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	276,114,465
Investment Securities Held-to-Maturity, Gross Unrealized Gains	4,535
Investment Securities Held-to-Maturity, Fair Value	$ 276,119,000